Note 4 - Leases - Lease Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Assets [Member]
Operating lease right-of-use assets	$ 4,110	$ 3,825
Other Liabilities [Member]
Operating lease liabilities	$ 4,247	$ 3,947